Condensed Statements of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc [Member]	Common Class A [Member]	Common Class B [Member]	Total	Seamless Group Inc [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc [Member]	Total Shareholders' Deficit [Member] Seamless Group Inc [Member]	Noncontrolling Interest [Member] Seamless Group Inc [Member]
Balance at Dec. 31, 2020				$ 58,030		$ 22,488,990		$ (45,241,495)				$ (2,597,581)	$ 21,260	$ 26,912	$ (22,646,303)	$ 20,048,722
Balance, shares at Dec. 31, 2020				58,030,000
Net income (loss)								(14,849,199)				(12,885,300)			(14,849,199)	1,963,899
Net income (loss)												(14,849,199)
Deconsolidation of a subsidiary												679,502		(26,912)	(26,912)	706,414
Foreign currency translation adjustments												26,245	31,197		31,197	(4,952)
Equity component of convertible bonds						6,683,383						6,683,383			6,683,383
Balance at Dec. 31, 2021			$ 583	$ 58,030		29,172,373	$ (4,442,807)	(60,090,694)			$ (4,442,224)	(8,093,751)	52,457		(30,807,834)	22,714,083
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Balance at Mar. 07, 2021
Balance, shares at Mar. 07, 2021
Accretion of Class A ordinary shares to redemption value					(15,222,233)		(4,261,112)				(19,483,345)
Net income (loss)							(181,695)				(181,695)
Issuance of Class B ordinary shares to Sponsor	[1]		$ 583		24,517						25,100
Issuance of class B ordinary share to sponsor, shares	[1]		5,833,083
Fair value of public warrants issued					7,482,088						7,482,088
Offering costs allocated to public warrants					(349,831)						(349,831)
Private Placement Warrants					7,796,842						7,796,842
Fair value of representative shares					268,617						268,617
Net income (loss)									$ 62,717	$ 118,978
Balance at Dec. 31, 2021			$ 583	$ 58,030		29,172,373	(4,442,807)	(60,090,694)			(4,442,224)	(8,093,751)	52,457		(30,807,834)	22,714,083
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Net income (loss)									358,119	104,448	(462,567)
Net income (loss)							(462,567)				(462,567)
Balance at Mar. 31, 2022			$ 583				(4,905,374)				(4,904,791)
Balance, shares at Mar. 31, 2022			5,833,083
Balance at Dec. 31, 2021			$ 583	$ 58,030		29,172,373	(4,442,807)	(60,090,694)			(4,442,224)	(8,093,751)	52,457		(30,807,834)	22,714,083
Balance, shares at Dec. 31, 2021			5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value					(2,999,982)		(2,934,116)				(5,934,098)
Contribution for extension					2,999,982						2,999,982
Net income (loss)							(1,111,964)	(16,678,135)			(1,111,964)	(15,725,713)			(16,678,135)	952,422
Fair value of representative shares											268,617
Net income (loss)									860,883	251,081		(16,678,135)
Foreign currency translation adjustments												2,402	(11,360)		(11,360)	13,762
Acquisition of a subsidiary												993,695	(304)	20,505	20,201	973,494
Dividend to non-controlling interests												(1,912,012)				(1,912,012)
Balance at Dec. 31, 2022			$ 583	$ 58,030		$ 29,172,373	(8,488,887)	$ (76,768,829)			(8,488,304)	$ (24,735,379)	$ 40,793	$ 20,505	$ (47,477,128)	$ 22,741,749
Balance, shares at Dec. 31, 2022			5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value					(580,000)		(1,631,158)				(2,211,158)
Contribution for extension					580,000						580,000
Net income (loss)									$ (712,719)	$ (285,519)	998,238
Fair value of representative shares											268,617
Net income (loss)							998,238				998,238
Balance at Mar. 31, 2023			$ 583				$ (9,121,807)				$ (9,121,224)
Balance, shares at Mar. 31, 2023			5,833,083

[1]	Effective on November 18, 2021, the Subscription Agreement was amended and restated to reflect an additional issuance to Sponsor of 801,833 Founder Share by virtue of the upsize of the offering. Hence, an aggregate of 5,833,083 founder shares of Class B ordinary shares issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the upsize of the offering.